ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting
These unaudited interim condensed consolidated financial statements are stated in accordance with U.S. GAAP. These unaudited interim condensed consolidated financial statements include the assets and liabilities of the Company and those of the Company's subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

Cash and cash equivalents
Cash and cash equivalents
All demand and time deposits and highly liquid, low risk investments with original maturities of three months or less at the date of purchase are considered equivalent to cash.
Cash includes cash on hand and in the Company's bank accounts. The Company is required to maintain a minimum cash balance in accordance with its debt facility agreements with various banks. Such amounts are included in Cash and cash equivalents.

Restricted cash	Restricted cashRestricted cash consists of cash, which may only be used for certain purposes under our contractual arrangements and primarily comprises collateral deposits for derivative trading.
Recently issued accounting standards
Accounting Standards Updates, not yet adopted

In March 2020, the FASB issued final ASU 2020-04 (ASC 848 Reference Rate Reform), which provides temporary optional expedients and exceptions to the guidance in US GAAP on contract modifications, hedge accounting and other transactions affected by reference reform if certain criteria are met. The amendments in this update are elective and apply to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments in this update are effective for all entities as of March 12, 2020 through December 31, 2022. We are evaluating the impact of this revised guidance on our consolidated financial statements.

Accounting Standards Updates, recently adopted

On January 1, 2020, we adopted ASU No 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, using a modified retrospective approach. The standard revised guidance for the accounting for credit losses on financial instruments within its scope. The standard added an impairment model known as the current expected credit loss (“CECL”) model that is based on expected losses rather than incurred losses. The new guidance is applicable to financial assets measured at amortized cost, including trade receivables, contract assets such as voyages in progress and other, as well as related party receivables. In November 2018, the FASB issued ASU 2018-19, Financial Instruments – Credit losses (ASC 326), which clarifies that operating lease receivables are not within the scope of ASC 326 and should instead be accounted for under the new leasing standard, ASC 842. Expected credit losses are estimated using historical experience, information relating to current conditions and reasonable and supportable cash flows. The Company makes significant judgements and assumptions to estimate its expected losses. The implementation of the standard did not have any material effect on our interim condensed consolidated financial statements.

On January 1, 2020 we adopted ASU No. 2018-13, Fair value measurement (Topic 820), which streamlines the disclosure requirements on fair value measurements. The implementation of this accounting standard did not have any material impact on our consolidated financial statements.

On January 1, 2020 we adopted ASU 2018-18, Collaborative Arrangements (Topic 808), which provides clarity on when transactions between entities in a collaborative arrangement should be accounted for under the new revenue standard, ASC 606.
The implementation of the accounting standard did not have any material impact on our consolidated financial statements.